Called up share capital and other equity instruments - Called up share capital and share premium (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 10,347
Shares issued under HSBC employee share plans	467	$ 434	$ 478
Shares issued in lieu of dividends			2,687
Issued capital at end of period	10,316	10,347
Share premium account	14,602	14,277
Total equity	206,777	204,995	192,668	$ 194,249
Issued by HSBC Holdings
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	10,347
Shares issued in lieu of dividends			2,687
Issued capital at end of period	10,316	10,347
Share premium account	14,602	14,277
Total equity	150,330	146,800	145,044	147,353
Called up share capital and share premium
Reconciliation of Issued Capital [Roll Forward]
Total equity	$ 24,918	$ 24,624	$ 24,278	$ 23,789
Treasury shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	509,825,249	432,108,782
Number of shares outstanding ending balance (in shares)	558,397,704	509,825,249	432,108,782
Treasury shares | Issued by HSBC Holdings
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	326,766,253	326,191,804
Number of shares outstanding ending balance (in shares)	329,871,829	326,766,253	326,191,804
Reconciliation of Issued Capital [Roll Forward]
Total equity	$ 2,542	$ 2,521	$ 2,543
Number of shares outstanding, buyback program (in shares)	325,273,407
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	20,693,621,100	20,638,524,545
Shares issued under HSBC employee share plans (in shares)	58,266,053	55,096,555
Shares issued in lieu of dividends (in shares)	0	0
Less: Shares repurchased and cancelled (in shares)	120,366,714	0
Number of shares outstanding ending balance (in shares)	20,631,520,439	20,693,621,100	20,638,524,545
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 10,347	$ 10,319
Shares issued under HSBC employee share plans	29	28
Shares issued in lieu of dividends	0	0
Less: Shares repurchased and cancelled	60	0
Issued capital at end of period	$ 10,316	$ 10,347	$ 10,319
Preference shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	1,450,000
Number of shares outstanding ending balance (in shares)	0	1,450,000
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 0
Issued capital at end of period	$ 0	$ 0